Offerings - Offering: 1	Aug. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 54,887,726
Fee Rate	0.01381%
Offering Note

(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $7,579.99(b) was paid in connection with the filing of the Schedule TO-I by HPS Corporate Capital Solutions Fund (File No. 005-94572) on November 3, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.